Pensions and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits
For the years ended December 31, 2020, 2019 and 2018, the effects of pension plans and other post-employment benefits are summarized as follows:

		Pensions			Other benefits			Total
Net period cost (income):		2020	2019	2018	2020	2019	2018	2020	2019	2018
Recorded in operating costs and expenses
Service cost	$	10	10	10	2	2	3	12	12	13
Past service cost		(2)	1	9	1	—	—	(1)	1	9
Settlements and curtailments		—	(3)	—	(1)	—	—	(1)	(3)	—

		8	8	19	2	2	3	10	10	22

Recorded in other financial expenses
Net interest cost		28	34	35	5	5	5	33	39	40

Recorded in other comprehensive income
Actuarial (gains) losses for the period		181	203	(176)	18	7	—	199	210	(176)

	$	217	245	(122)	25	14	8	242	259	(114)

Summary of Actuarial (Gains) Losses
For the years 2020, 2019 and 2018, actuarial (gains) losses for the period were generated by the following main factors as follows:

		2020	2019	2018
Actuarial (gains) losses due to experience	$	1	5	(58)
Actuarial (gains) losses due to demographic assumptions		18	(11)	(57)
Actuarial (gains) losses due financial assumptions		180	216	(61)

	$	199	210	(176)

Disclosure of Net Defined Benefit Liability (Asset)
As of December 31, 2020 and 2019, the reconciliation of the actuarial benefits’ obligations and pension plan assets, are presented as follows:

		Pensions		Other benefits		Total
		2020	2019	2020	2019	2020	2019
Change in benefits obligation:
Projected benefit obligation at beginning of the period	$	2,651	2,375	87	79	2,738	2,454
Service cost		10	10	2	2	12	12
Interest cost		70	78	5	5	75	83
Actuarial losses		258	268	18	7	276	275
Additions through business combinations		1	—	—	—	1	—
Settlements and curtailments		—	(3)	(1)	—	(1)	(3)
Reduction from disposal of assets		—	(2)	—	—	—	(2)
Plan amendments		(2)	1	1	—	(1)	1
Benefits paid		(140)	(141)	(6)	(7)	(146)	(148)
Foreign currency translation		80	65	(1)	1	79	66

Projected benefit obligation at end of the period		2,928	2,651	105	87	3,033	2,738

Change in plan assets:
Fair value of plan assets at beginning of the period		1,599	1,486	1	1	1,600	1,487
Return on plan assets		42	44	—	—	42	44
Actuarial gains		77	65	—	—	77	65
Employer contributions		75	103	6	7	81	110
Reduction for disposal of assets		—	(1)	—	—	—	(1)
Benefits paid		(140)	(141)	(6)	(7)	(146)	(148)
Foreign currency translation		40	43	—	—	40	43

Fair value of plan assets at end of the period		1,693	1,599	1	1	1,694	1,600

Net projected liability in the statement of financial position	$	1,235	1,052	104	86	1,339	1,138

Summary of Plan Assets Measured at Estimated Fair Value
As of December 31, 2020 and 2019, based on the hierarchy of fair values, plan assets are detailed as follows:

		2020					2019
		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Cash	$	44	—	—	44	$	45	16	—	61
Investments in corporate bonds		1	474	—	475		4	396	—	400
Investments in government bonds		86	371	—	457		90	450	—	540

Total fixed-income securities		131	845	—	976		139	862	—	1,001

Investment in marketable securities		341	89	—	430		223	157	—	380
Other investments and private funds		146	55	87	288		46	85	88	219

Total variable-income securities		487	144	87	718		269	242	88	599

Total plan assets	$	618	989	87	1,694	$	408	1,104	88	1,600

Summary of Significant Assumptions Used in the Determination of the Benefit Obligation
The most significant assumptions used in the determination of the benefit obligation were as follows:

	2020				2019
		United	United	Range of rates in		United	United	Rates ranges in
	Mexico	States	Kingdom	other countries	Mexico	States	Kingdom	other countries
Discount rates	7.8%	2.6%	1.5%	0.2% – 9.0%	8.75%	3.6%	2.1%	0.4% – 8.8%
Rate of return on plan assets	7.8%	2.6%	1.5%	0.2% – 9.0%	8.75%	3.6%	2.1%	0.4% – 8.8%
Rate of salary increases	4.5%	—	3.0%	2.3% – 6.8%	4.0%	—	3.0%	2.3% – 6.8%

Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits
As of December 31, 2020, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

		Estimated payments
2021	$	157
2022		144
2023		144
2024		144
2025 – 2030		868

Aggregate Projected Benefit Obligation for Pension Plans and Other Post-Employment Benefits and the Plan Assets by Country
As of December 31, 2020 and 2019, the aggregate projected benefit obligation (“PBO”) for pension plans and other post-employment benefits and the plan assets by country were as follows:

		2020				2019
		PBO	Assets	Deficit		PBO	Assets	Deficit
Mexico	$	216	29	187	$	203	24	179
United States		305	222	83		297	219	78
United Kingdom 1		1,925	1,214	711		1,681	1,128	553
Germany		219	8	211		204	9	195
Other countries		368	221	147		353	220	133

	$	3,033	1,694	1,339	$	2,738	1,600	1,138